Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Company's Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2015	2014
	(U.S. $ in thousands)
Deferred tax assets:
Tax losses carry forwards	$87,718	$35,904
Inventory related	18,317	11,878
Intangibles assets	31,890	-
Provision for employee related obligations	7,672	9,516
Stock-based compensation expense	6,214	5,673
Deferred revenue	3,344	2,272
Depreciation	1,994	3,907
Allowance for doubtful accounts	776	430
Foreign currency losses	-	1,260
Research and development credit carryforwards	8,355	2,009
Other items	2,223	2,389
Gross deferred tax assets	168,503	75,238
Valuation allowance	(152,115)	-
Total deferred tax assets	$16,388	$75,238

Deferred tax liabilities:
Intangibles assets	$(28,387)	$(103,541)
Foreign currency losses	(450)	-
Depreciation	(1,852)	(1,556)
Total deferred tax liabilities	$(30,689)	$(105,097)

Net deferred tax liabilities	$(14,301)	$(29,859)

Schedule of Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets
	December 31, 2015	December 31, 2014
	(U.S. $ in thousands)
Current deferred tax assets	$-	$25,697
Non-current deferred tax assets	1,739	279
Non-current deferred tax liabilities	16,040	55,835
Net deferred tax assets	$(14,301)	$(29,859)

Schedule of loss before Income Taxes
	2015	2014	2013
	(U.S. $ in thousands)
Domestic	$(635,721)	$25,903	$(13,391)
Foreign	(748,110)	(180,621)	(15,990)
	$(1,383,831)	$(154,718)	$(29,381)

Schedule of Components of Income Taxes

	2015	2014	2013
	(U.S. $ in thousands)
Current
Domestic	$4,564	$10,650	$14,714
Foreign	8,304	7,989	1,914
	12,868	18,639	16,628

Deferred
Domestic	(18,607)	(5,177)	(9,428)
Foreign	(4,581)	(48,710)	(9,674)
	(23,188)	(53,887)	(19,102)
Total income taxes	$(10,320)	$(35,248)	$(2,474)

Schedule of Reconciliation of Income Tax Rate
	2015	2014	2013
Statutory tax rate	26.5%	26.5%	25.0%
Approved and Privileged enterprise benefits	(0.4)	3.7	6.0
Goodwill and intangibles impairment	(15.3)	(17.3)	-
Revaluation of obligations in connection with acquisitions	0.2	3.1	-
Stock compensation expense	(0.4)	(3.7)	(17.3)
Tax contingencies	(0.3)	1.6	(12.1)
Non-deductible acquisition expenses	(0.1)	(0.1)	(4.8)
Earning taxed under foreign law	1.4	9.6	13.2
Valuation Allowance	(11.0)	-	-
Other	0.1	(0.6)	(1.6)
Effective income tax rate	0.7%	22.8%	8.4%

Schedule of Unrecognized Tax Benefits

	2015	2014	2013
	(U.S. $ in thousands)
Balance at beginning of year	$8,552	$10,346	$4,041
Additions for tax positions related to the current year	4,116	2,705	3,997
Additions for tax positions related to previous years	1,987	734	2,562
Reduction of reserve for statute expirations	(725)	(5,233)	(254)
Balance at end of year	$13,930	$8,552	$10,346